Defined Contribution Plan	12 Months Ended
Dec. 31, 2025
Defined Contribution Plan
Defined Contribution Plan

40Defined Contribution Plan

Under the terms of the Mining Industry Pension Fund (“Fund”) in Zimbabwe, eligible employees contribute a fixed percentage of their eligible earnings to the Fund. Blanket Mine makes a matching contribution plus an inflation levy as a fixed percentage of eligible earnings of these employees. The total contribution by Blanket Mine for the year ended December 31, 2025 was $1,468 (2024: $1,179, 2023:1,290).